As filed with the Securities and Exchange Commission on December 4, 2013.

File Nos.
333-46996
811-10157

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 35	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 37	[X]

FRANKLIN GLOBAL TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (650) 312-2000

craig s. tyle, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the Franklin Global Real Estate Fund, Franklin International Growth Fund, Franklin International Small Cap Growth Fund, Franklin Large Cap Equity Fund and Franklin Templeton Emerging Market Debt Opportunities Fund prospectus of the Registrant and does not otherwise delete, amend, or supersede any information relating to any other Fund classes of the Registrant. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities Act of 1933, and the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940,as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 3rd day of December, 2013.

FRANKLIN GLOBAL TRUST

(Registrant)

By: /s/ Karen L. Skidmore

  Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Edward B. Jamieson* Edward B. Jamieson	President and Chief Executive Officer- Investment Management Dated: December 3, 2013

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: December 3, 2013

Gaston Gardey* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: December 3, 2013

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: December 3, 2013

Sam Ginn*	Trustee
Sam Ginn	Dated: December 3, 2013

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: December 3, 2013

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: December 3, 2013

Rupert H. Johnson, Jr.*	Trustee
Rupert H. Johnson, Jr.	Dated: December 3, 2013

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: December 3, 2013

Frank A. Olson*	Trustee
Frank A. Olson	Dated: December 3, 2013

Larry D. Thompson*	Trustee
Larry D. Thompson	Dated: December 3, 2013

John B. Wilson*	Trustee
John B. Wilson	Dated: December 3, 2013

*By:/s/ Karen L. Skidmore

Karen L. Skidmore

Attorney-in-Fact (Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase